Note 24 - Noncontrolling Interests (Details) - Noncontrolling Interests - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Redeemable Noncontrolling Interest [Line Items]
Balance	$ 10,926,072	$ 14,646,352	$ 751,368
Business restructure		613,915
Dividends paid to noncontrolling shareholders	(6,509,680)	(1,030,012)
Acquisitions			13,613,231
Changes in ownership of subsidiaries or afficates	1,714,464		(778,815)
Paid-in capital from noncontrolling shareholders	488,155		1,397,616
Share-based compensation	724,285	158,696	74,376
Net income (loss)	4,335,272	(3,462,879)	399,238
Balance	11,191,054	10,926,072	14,646,352
Additional Paid-in Capital [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions			191,861
Paid-in capital from noncontrolling shareholders	641		1,405,963
Precious Metal Trading Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance	10,994,060	11,970,580
Business restructure		(2,569,160)
Dividends paid to noncontrolling shareholders	(6,509,680)	(1,030,012)
Changes in ownership of subsidiaries or afficates	1,393,508
Share-based compensation	724,285	158,696
Net income (loss)	4,815,506	2,463,956	1,056,322
Balance	11,418,320	10,994,060	11,970,580
Precious Metal Trading Services [Member] | Additional Paid-in Capital [Member]
Redeemable Noncontrolling Interest [Line Items]
Paid-in capital from noncontrolling shareholders	641		1,405,963
Investment Advisory Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance		2,906,331	688,062
Business restructure		2,384,519
Changes in ownership of subsidiaries or afficates			289,656
Net income (loss)		(5,290,850)	(419,202)
Balance			2,906,331
Institutional Subscription Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance		(194,944)
Business restructure		786,355
Changes in ownership of subsidiaries or afficates			(1,068,471)
Net income (loss)		(591,411)	(64,585)
Balance			(194,944)
iSTAR Financial Holdings Brokerage Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance	(31,679)	(35,615)	63,306
Share-based compensation			74,376
Net income (loss)	(195,587)	3,936	(173,297)
Balance	(227,266)	(31,679)	(35,615)
Other Segments [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance	(36,309)
Business restructure		12,201
Changes in ownership of subsidiaries or afficates	320,956
Net income (loss)	$ (284,647)	(48,510)
Balance		$ (36,309)
CFO Tahoe [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions			9,508,295
CFO Tahoe [Member] | Precious Metal Trading Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions			9,508,295
Champion Connection [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions			2,698,973
Champion Connection [Member] | Investment Advisory Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions			1,760,861
Champion Connection [Member] | Institutional Subscription Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions			938,112
CFO East Win [Member] | Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions			586,954
CFO East Win [Member] | Investment Advisory Services [Member] | Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions			$ 586,954